Note 9 - Term Loans and Line of Credit Agreements	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
9.
Term Loans and Line of Credit Agreements

New Term Loan Agreement

On
December 20, 2019,
Avalon and certain direct and indirect wholly owned subsidiaries entered into a loan and security agreement (the “New Term Loan Agreement”) with Laurel Capital Corporation which provided for a
$23.0
million term loan. The New Term Loan Agreement proceeds were utilized to pay off and refinance the Company’s existing term loan and commercial mortgage agreements, pay down the outstanding balance and associated interest on the Company’s line of credit agreement and pay related transaction costs. The remaining proceeds were deposited into a project fund account to fund future costs of renovating and expanding both The Grand Resort and Avalon Field Club at New Castle.

At closing,
$10.3
million of the proceeds were used to pay off and refinance amounts outstanding under our term loan agreement with Laurel Capital Corporation, dated
December 20, 2016 (
“2016
Term Loan Agreement”),
$2.9
million of the proceeds were used to pay off and refinance amounts outstanding under our term loan agreement with Laurel Capital Corporation, dated
March 29, 2019 (
“2019
Term Loan Agreement”),
$1.7
million of the proceeds were used to pay down the outstanding balance and associated interest on our existing line of credit agreement with Home Savings Bank, dated
May 31, 2018,
as amended,
$0.6
million of the proceeds were used to pay off amounts outstanding under our commercial mortgage agreement with Mercer County State Bank, dated
May 13, 2019 (
“Commercial Mortgage”) and
$0.3
million of the proceeds were utilized to pay transaction costs. The remaining proceeds of approximately
$7.2
million were deposited into a project fund account. At
December 31, 2019,
the remaining proceeds of
$7.2
million are presented in the Consolidated Balance Sheets as “Restricted cash.”

The
2016
Term Loan Agreement,
2019
Term Loan Agreement and the Commercial Mortgage Agreement were terminated in conjunction with the New Term Loan Agreement.

The
$23.0
million outstanding under the New Term Loan Agreement is payable in
119
equal monthly installments of principal and interest
,
based on a
fifteen
(
15
) year maturity schedule commencing
January 20, 2020
followed by
one
final balloon payment of all remaining principal, interest and fees due on the maturity date of
December 20, 2029.
Borrowings under the New Term Loan Agreement bear interest at a fixed rate of
5.00%
until the
fifth
anniversary date of the closing at which time the interest rate will be reset to a fixed rate equal to the greater of (a)
5.00%
per annum or (b) the sum of the
five
year treasury rate on the date
two
(
2
) business days prior to the reset date plus
3.60%,
provided that the applicable rate shall in
no
event exceed
7.35%
per annum.

Avalon has the right to prepay the amount outstanding under the New Term Loan Agreement, in whole or in part, at any time upon payment of the principal amount of the loan to be prepaid plus accrued unpaid interest thereon to the prepayment date, plus an applicable prepayment penalty. The prepayment penalty, expressed as a percentage of the principal of the loan being prepaid, is five
percent (
5%
) on any prepayment in the
first
five
years;
four
percent (
4%
) on any prepayment in the
sixth
and
seventh
year;
three
percent (
3%
) on any prepayment in the
eighth
and
ninth
year; and
two
percent (
2%
) on any prepayment in the
tenth
year.

Borrowings under the New Term Loan Agreement are secured by certain real property and related business assets as defined in the agreement. The New Term Loan Agreement also contains certain financial and other covenants, customary representations, warranties and events of default. Avalon was in compliance with the New Term Loan Agreement covenants at
December 31, 2019.

The Company capitalized approximately
$0.4
million of debt issuance costs in connection with the New Term Loan Agreement. The Company will amortize these costs over the life of the New Term Loan Agreement. In accordance with ASU
2015
-
03,
Simplifying the Presentation of Debt Issuance Costs
, these costs are presented in the Consolidated Balance Sheets as a direct reduction from the carrying amount of the term loan liability.

2016
Term Loan Agreement

On
December 20, 2016,
Avalon and certain direct and indirect wholly owned subsidiaries entered into the
2016
Term Loan Agreement with Laurel Capital Corporation which provided for a
$12.0
million term loan. At closing,
$9.1
million of the proceeds were used to pay off amounts outstanding under the then existing line of credit agreement and associated accrued interest with Home Savings Bank and pay related transaction costs associated with the Term Loan Agreement. Remaining proceeds of
$2.9
million under the Term Loan Agreement were deposited in a project fund account to fund costs of renovating and expanding The Grand Resort. At
December 31, 2018,
the remaining proceeds of
$0.5
million are presented in the Consolidated Balance Sheets as “Restricted cash.” During
2019,
the remaining project fund proceeds related to the
2016
Term Loan Agreement were fully utilized.

The
2016
Term Loan Agreement contained certain financial and other covenants, customary representations, warranties and events of default. Avalon was in compliance with the
2016
Term Loan Agreement covenants at
December 31, 2018.

At
December 20, 2019,
the outstanding balance of
$10.3
million under the
2016
Term Loan Agreement was refinanced and terminated in conjunction with the New Term Loan Agreement.

2019
Term Loan Agreement

On
March 29, 2019,
Avalon and certain direct and indirect wholly owned subsidiaries entered into the
2019
Term Loan Agreement with Laurel Capital Corporation which provided for a
$3.0
million term loan. At closing, a portion of the proceeds were used to pay related transaction costs associated with the
2019
Term Loan Agreement with the remaining proceeds deposited into a project fund account to fund costs of renovating and expanding The Grand Resort. During
2019,
the project fund proceeds related to the
2019
Term Loan Agreement were fully utilized.

At
December 20, 2019,
the outstanding balance of
$2.9
million under the
2019
Term Loan Agreement was refinanced and terminated in conjunction with the New Term Loan Agreement.

Commercial Mortgage

On
May 13, 2019,
Havana Cigar Shop, Inc., a wholly owned subsidiary of Avalon, entered into an asset Purchase and Sale Agreement with New Castle Country Club (the “Club”) for the purchase of the real property assets associated with the Club. Havana Cigar Shop, Inc. concurrently entered into an Assignment and Assumption and Commercial Loan Modification Agreement (the “Assumption Agreement”) with Mercer County State Bank for the outstanding debt under the Club’s Commercial Mortgage and Demand Line of Credit, as amended (the “Demand Line of Credit”), at closing as consideration for the purchase of the real property of the Club (See Note
18
). At closing the outstanding principal balance assumed under the Commercial Mortgage obligation was approximately
$0.7
million.

At
December 20, 2019,
the outstanding balance of
$0.6
million under the Commercial Mortgage was refinanced and terminated in conjunction with the New Term Loan Agreement.

Demand Line of Credit

Under the Assumption Agreement, Havana Cigar Shop, Inc. also assumed the Club’s
$150,000
Commercial Demand Line of Credit with Mercer County State Bank of which
$134,000
was outstanding at closing. During the
third
quarter of
2019,
the outstanding balance was paid in full and in the
fourth
quarter of
2019
the Commercial Demand Line of Credit agreement was terminated.

Line of Credit Agreement

On
May 31, 2018,
Avalon entered into a new business loan agreement with Home Savings Bank, (the “Line of Credit Agreement”) which provides for a line of credit of up to
$5.0
million with an original maturity date of
May 31, 2020.
On
June 17, 2019,
the Company amended the Line of Credit Agreement to extend the maturity date to
May 31, 2021.
Under the Line of Credit Agreement, borrowings in excess of
$1.0
million are subject to a borrowing base which is calculated based off a specific level of eligible accounts receivable of the waste management business as defined in the agreement. The existing line of credit agreement with Home Savings Bank, dated
December 20, 2016,
as amended, which was entered into concurrently with the
2016
Term Loan Agreement, was terminated in conjunction with the new Line of Credit Agreement.
No
amounts were outstanding under the existing line of credit agreement at termination.

At
December 20, 2019,
the outstanding balance of
$1.7
million under the Line of Credit Agreement was paid down with a portion of the proceeds from the New Term Loan Agreement.
No
amounts were drawn under the Line of Credit Agreement at
December 31, 2019
and
2018.
Outstanding borrowings under the Line of Credit Agreement bear interest at Prime Rate plus
.25%.
At
December 31, 2019,
the interest rate on the Line of Credit Agreement was
5.00%.

Borrowings under the Line of Credit Agreement are secured by certain business assets of the Company including accounts receivable, inventory and equipment. The Line of Credit Agreement also contains certain financial and other covenants, customary representations, warranties and events of default. Avalon was in compliance with the line of credit agreements covenants at
December 31, 2019
and
December 31, 2018.

During the years ended
December 31, 2019
and
2018,
the weighted average interest rate on outstanding borrowings was
5.46%
and
5.35%,
respectively.

Obligations under the Company’s debt agreements at
December 31, 2019
and
2018
consist of the following (in thousands):

	2019
	Gross Amount	Debt Issuance Costs	Net Amount
New Term Loan Agreement	$23,000	$(415)	$22,585
Less current portion	1,057	(42)	1,015
Long-term debt	$21,943	$(373)	$21,570

	2018
	Gross Amount	Debt Issuance Costs	Net Amount
2016 Term Loan Agreement	$10,898	$(153)	$10,745
Less current portion	597	(19)	578
Long-term debt	$10,301	$(134)	$10,167

At
December 31, 2019,
future maturities of long-term debt are as follows (in thousands):

2020	$1,057
2021	1,111
2022	1,167
2023	1,227
2024	1,290
Thereafter	17,148
Total	$23,000